United States
Securities and Exchange Commission
Washington, D.C.   20549

Form 13F

Form 13F Cover Page

Report for Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment  [  ]; Amendment Number:
This Amendment  (Check only one.):  [  ] is a restatement.
							 [  ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:  	Del-Vest,Inc.
Address:  	222 Delaware Avenue
		16th Floor
		Wilmington, DE  19899

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Merl Jones
Title:	Vice President
Phone:	302-658-9767
Signature, Place, and Date of Signing:

	R. Merl Jones		Wilmington, DE		May 14, 1999

Report Type (Check only one.):

[  ]		13F 	HOLDINGS REPORT.

[  ]		13F	NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.








FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No.	13F File Number		Name

01						Del-Vest, Inc.






		03/31/99
		FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE
	OF 		FAIR MKT	SHARES/
	CLASS	CUSIP	VALUE	PRN AMT

AFLAC INC			COMMON	"001055102     43,550     800"
AT&T CORP			COMMON	"001957109      7,981     100"
ABBOTT LABS			COMMON	"002824100     49,996   1,068"
ADOBE SYS INC		COMMON	"00724F101      5,675     100"
AIRTOUCH COMMUNICATION	COMMON	"00949T100     77,300     800"
ALBERSTONS INC		COMMON	"013104104 12,829,558 235,675"
ALLEGHENY ENERGY INC	COMMON	"017361106      5,900     200"
ALLIANCE CAP MGMT LP	COMMON	"018548107     12,656     500"
ALLIEDSIGNAL INC		COMMON	"019512102     14,756     300"
ALLSTATE CORP		COMMON	"020002101      3,113      84"
AMAZON COM INC		COMMON	"023135106     51,656     300"
AMERICA ONLINE INC DEL	COMMON	"02364J104     44,100     300"
AMERICAN EXPRESS CO	COMMON	"025816109     58,875     500"
AMERICAN HOME PRODUCTS	COMMON	"026609107     32,625     500"
AMERICAN INTL GROUP INC	COMMON	"026874107 19,257,540 159,648"
AMP INC			COMMON	"031897101     23,326     436"
ANALOG DEVICES INC	COMMON	"032654105     11,394     383"
ASSOCIATES FIRST CAP CO	COMMON	"046008108     18,810     418"
AUTO DATA PROCESSSING	COMMON	"053015103 15,315,784 370,170"
AVERY DENNISON CORP	COMMON	"053611109     11,500     200"
BP AMOCO P L C		COMMON	"055622104     53,429     529"
BALTIMORE GAS & ELEC CO	COMMON	"059165100     38,063   1,500"
BANK ONE CORP		COMMON	"06423A103    101,370   1,841"
BAXTER INTERNATIONAL	COMMON	"071813109     16,500     250"
BELL ATLANTIC CORP	COMMON	"077853109     62,749   1,214"
BOEING CO			COMMON	"097023105     33,830     995"
CHASE MANHATTAN CORP	COMMON	"16161A108     16,275     200"
CHESAPEAKE UTILS CORP	COMMON	"165303108     43,770   2,725"
CHUBB CORP			COMMON	"171232101     13,704     234"
CINTAS CORP			COMMON	"172908105 13,110,629 200,545"
CITIGROUP INC		COMMON	"172967101    152,917   2,394"
COCA COLA CO		COMMON	"191216100  7,348,122 119,725"
COMPAQ COMPUTER CORP	COMMON	"204493100     34,856   1,100"
COMPUTER SCIENCES CORP	COMMON	"205363104     11,038     200"
CONAGRA INC			COMMON	"205887102  7,730,678 301,685"
CONECTIV INC		COMMON	"206829103      7,304     377"
CROWN CORK & SEAL INC	COMMON	"228255105     11,425     400"
DNAP HLDG CORP		COMMON	23323K107        375     100
DANAHER CORP DEL		COMMON	"235851102     15,675     300"
DEERE & CO			COMMON	"244199105     12,553     325"
DIEBOLD INC			COMMON	"253651103     22,680     945"
DISNEY WALT COMPANY	COMMON	"254687106     18,675     600"
DU PONT EI DE NEMOURS	COMMON	"263534109    735,304  12,664"
DUKE ENERGY CORP		COMMON	"264399106     21,925     400"
DUPONT PHOTOMASKS INC	COMMON	"26613X101     19,813     500"
EASTMAN CHEMICAL CO	COMMON	"277432100      4,206     100"
EASTMAN KODAK CO		COMMON	"277461109     27,850     436"
ECOLAB INC			COMMON	"278865100 10,945,715 308,330"
ELECTRONIC DATA SYSTEM	COMMON	"285661104     21,423     440"
EMERSON ELEC CO		COMMON	"291011104     15,881     300"
ENRON CORP			COMMON	"293561106     12,850     200"
EQUIFAX INC			COMMON	"294429105 11,312,641 329,095"
EXXON CORP			COMMON	"302290101     56,450     800"
FPL GROUP INC		COMMON	"302571104      8,786     165"
FANNIE MAE			COMMON	"313586109 15,189,295 219,340"
FIRST UN CORP		COMMON	"337358105     44,407     831"
FORD MTR CO DEL		COMMON	"345370100     68,025   1,200"
GTE CORP			COMMON	"362320103      6,050     100"
GENERAL ELEC CO		COMMON	"369604103 19,526,419 176,510"
GENERAL MTRS CORP		COMMON	"370442105     29,058     334"
GILLETTE CO			COMMON	"375766102 15,115,967 254,317"
GLAXO WELCOME PLC		COMMON	"33733W105     26,775     400"
GUIDANT CORP		COMMON	"401698105 15,630,175 258,350"
HERCULES INC		COMMON	"427056106     97,213   3,850"
HERSHEY FOODS CORP	COMMON	"427866108     11,213     200"
HEWLETT PACKARD CO	COMMON	"428236103 11,208,728 165,290"
HOME DEPOT INC		COMMON	"437076102 11,296,508 181,470"
HONG KONG TELECOMMUNI	COMMON	"438579203     11,738     600"
ILLINOIS TOOLS WKS INC	COMMON	"452308109 14,561,353 235,335"
IMMULOGIC PHARMACEUTIC	COMMON	45252R100        188     100
INFINITY BROADCASTING	COMMON	"45662S102     25,750   1,000"
INTEL CORP			COMMON	"458140100 14,580,138 122,651"
INTERNATIONAL BUS MACH	COMMON	"459200101    117,871     665"
JOHNSON & JOHNSON		COMMON	"478160104     37,400     400"
KIMBERLY CLARK CORP	COMMON	"494368103     19,750     412"
LG&E ENERGY CORP		COMMON	"501917108      1,394      67"
LILLY ELI & CO		COMMON	"532457108     25,463     300"
LITHIUM TECHNOLOGY CORP	COMMON	"536808306        861   2,100"
LOUISIANA PAC CORP	COMMON	"546347105      5,588     300"
LUCENT TECHNOLOGIES INC	COMMON	"549463107 12,794,760 118,470"
MBNA CORP			COMMON	"55262L100 13,839,454 579,663"
MCI WORLDCOM INC		COMMON	"55268B106     33,034     373"
MARSH & MCLENNAN COS	COMMON	"571748102     44,550     600"
MCKESSON HBOC INC		COMMON	"58155Q103  3,526,710  53,435"
MEDITRUST CORP		COMMON	"58501T306      7,463     600"
MEDTRONIC INC		COMMON	"585055106 16,733,938 232,820"
MERCK & CO INC		COMMON	"589331107 17,757,944 221,628"
MICROSOFT CORP		COMMON	"594918104    297,017   3,314"
MICRON TECHNOLOGY INC	COMMON	"595112103      8,433     175"
MILLIPORE CORP		COMMON	"601073109      9,650     400"
MINNESOTA MNG & MFG CO	COMMON	"604059105     15,565     220"
MOBIL CORP			COMMON	"607059102     52,800     600"
MORGAN J P & CO INC	COMMON	"616880100     70,324     570"
MOTOROLA INC		COMMON	"620076109     80,575   1,100"
NEWELL RUBBERMAID INC	COMMON	"651229106 12,055,500 253,800"
NORTHERN TELECOM LTD	COMMON	"665815106 12,783,151 205,765"
NUCOR CORP			COMMON	"670346105     19,388     440"
OLSTEN CORP			COMMON	"681385100      7,765   1,255"
PNC BANK CORP		COMMON	"693475105  4,285,258  77,125"
PAYCHEX INC			COMMON	"704326107     17,789     375"
PEPSICO INC			COMMON	"713448108     76,808   1,960"
PFIZER INC			COMMON	"717081103     27,750     200"
PHILIP MORRIS COS		COMMON	"718154107     28,150     800"
PICTURETEL CORP		COMMON	"720035302     14,000   2,000"
PRAXAIR INC			COMMON	"74005P104     21,457     595"
PROCTER & GAMBE CO	COMMON	"742718109 11,178,586 114,140"
PROMUS HOTEL CORP NEW	COMMON	"74342P106      8,403     231"
RAYTHEON CO			COMMON	"755111408      5,863     100"
SBC COMMUNICATIONS INC	COMMON	"78387G103    126,274   2,676"
SGI INTL			COMMON	784185209         33     250
SARA LEE CORP		COMMON	"803111103     14,850     600"
SCHERING PLOUGH CORP	COMMON	"806605101 16,344,387 295,826"
SEARS ROEBUCK & CO	COMMON	"812387108      4,519     100"
SOUTHERN CO			COMMON	"842587107      9,325     400"
SPRINT CORP FON GROUP	COMMON	"852061100     78,500     800"
SPRINT CORP FON GROUP	COMMON	"852061506     17,725     400"
STATE STR CORP		COMMON	"857477103 13,359,868 162,430"
STRATEGIC DIAGNOSTICS	COMMON	862700101        244     100
TIDEWATER INC		COMMON	"886423102      5,175     200"
TRICON GLOBAL RESTAURAN	COMMON	"895953107     11,662     166"
UNITED TECHNOLOGIES CORPCOMMON	"913017109 13,454,361  99,340"
VARIAN MED SYS INC	COMMON	"92220P105     12,788     330"
WALGREEN CO			COMMON	"931422109 17,352,986 614,265"
WARNER LAMBERT CO		COMMON	"934488107     13,250     200"
WILMINGTON TRUST CORP	COMMON	"971807102    107,624   1,884"
WISCONSIN ENERGY CORP	COMMON	"976657106      7,819     300"
WRIGLEY WM JR CO		COMMON	"982526105 12,529,121 138,539"
XILINX INC			COMMON	"983919101    243,375   6,000"

REPORT TOTALS						"397,048,854"	"6,887,778"


